Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-40792
Entity Registrant Name	BTCS INC.
Entity Central Index Key	0001436229
Entity Tax Identification Number	90-1096644
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	303 W. Lancaster Ave #336
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(202)
Local Phone Number	430-6576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BTCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false